Rule 497(e)
                                              File Nos. 033-00500 and 811-04418


                         CALIFORNIA INVESTMENT TRUST II

                         Supplement dated July 30, 2004

                        Prospectus dated January 1, 2004

The following paragraph replaces the second and fourth paragraphs in the section under the heading title Fund Management.

The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and The United States Treasury Trust are managed by a team of persons associated with CCM Partners.

                                                                     Rule 497(e)
                                              File Nos. 033-00500 and 811-04418


                         CALIFORNIA INVESTMENT TRUST II

                         Supplement dated July 30, 2004

              Prospectus for Class K Shares dated January 1, 2004

The following paragraph replaces the second and fourth paragraphs in the section under the heading title Fund Management.

The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, the Short-Term U.S. Government Bond Fund, the California Tax-Free Money Market Fund and The United States Treasury Trust are managed by a team of persons associated with CCM Partners.